Long-Term Debt	12 Months Ended
Sep. 30, 2011
Long-Term Debt [Abstract]
Long-Term Debt
(9)  Long-Term Debt

Long-term debt is summarized as follows:

	2010	2011
5.75% notes due November 2011	$250	250
4.625% notes due October 2012	250	250
4.5% notes due May 2013	250	250
5.625% notes due November 2013	250	250
5.0% notes due December 2014	250	250
4.125% notes due April 2015	250	250
4.75% notes due October 2015	250	250
5.125% notes due December 2016	250	250
5.375% notes due October 2017	250	250
5.25% notes due October 2018	400	400
5.0% notes due April 2019	250	250
4.875% notes due October 2019	500	500
4.25% notes due November 2020	300	300
6.0% notes due August 2032	250	250
6.125% notes due April 2039	250	250
5.25% notes due November 2039	300	300
Other	157	103
Long-term debt	4,657	4,603
Less: Current maturities	71	279
Total, net	$4,586	4,324

Long-term debt maturing during each of the four years after 2012 is $560, $265, $500 and $250, respectively. Total interest paid related to short-term borrowings and long-term debt was approximately $239, $264 and $230 in 2011, 2010 and 2009, respectively.

The Company maintains a universal shelf registration statement on file with the SEC under which it could issue debt securities, preferred stock, common stock, warrants, share purchase contracts and share purchase units without a predetermined limit. Securities can be sold in one or more separate offerings with the size, price and terms to be determined at the time of sale.